Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 29, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

ARW-15-01  October 1, 2015
1.856010.115

Supplement to the
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM
September 29, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

RW-15-01  October 1, 2015
1.855566.108

Supplement to the

Fidelity Income Replacement 2016 FundSM (FIRJX), Fidelity Income Replacement 2018 FundSM (FIRKX),
Fidelity Income Replacement 2020 FundSM (FIRLX), Fidelity Income Replacement 2022 FundSM (FIRMX),
Fidelity Income Replacement 2024 FundSM (FIRNX), Fidelity Income Replacement 2026 FundSM (FIROX),
Fidelity Income Replacement 2028 FundSM (FIRPX), Fidelity Income Replacement 2030 FundSM (FIRQX),
Fidelity Income Replacement 2032 FundSM (FIRRX), Fidelity Income Replacement 2034 FundSM (FIRSX),
Fidelity Income Replacement 2036 FundSM (FIRUX), Fidelity Income Replacement 2038 FundSM (FIRVX),
Fidelity Income Replacement 2040 FundSM (FIRWX), and Fidelity Income Replacement 2042 FundSM (FIXRX)

Fidelity Income Replacement 2016 Fund is a Class of shares of Fidelity Income Replacement 2016 Fund;
Fidelity Income Replacement 2018 Fund is a Class of shares of Fidelity Income Replacement 2018 Fund;
Fidelity Income Replacement 2020 Fund is a Class of shares of Fidelity Income Replacement 2020 Fund;
Fidelity Income Replacement 2022 Fund is a Class of shares of Fidelity Income Replacement 2022 Fund;
Fidelity Income Replacement 2024 Fund is a Class of shares of Fidelity Income Replacement 2024 Fund;
Fidelity Income Replacement 2026 Fund is a Class of shares of Fidelity Income Replacement 2026 Fund;
Fidelity Income Replacement 2028 Fund is a Class of shares of Fidelity Income Replacement 2028 Fund;
Fidelity Income Replacement 2030 Fund is a Class of shares of Fidelity Income Replacement 2030 Fund;
Fidelity Income Replacement 2032 Fund is a Class of shares of Fidelity Income Replacement 2032 Fund;
Fidelity Income Replacement 2034 Fund is a Class of shares of Fidelity Income Replacement 2034 Fund;
Fidelity Income Replacement 2036 Fund is a Class of shares of Fidelity Income Replacement 2036 Fund;
Fidelity Income Replacement 2038 Fund is a Class of shares of Fidelity Income Replacement 2038 Fund;
Fidelity Income Replacement 2040 Fund is a Class of shares of Fidelity Income Replacement 2040 Fund;
and Fidelity Income Replacement 2042 Fund is a Class of shares of Fidelity Income Replacement 2042 Fund

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

RWB-15-01  October 1, 2015
1.894815.107

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Institutional Class
September 29, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

ARWI-15-02  October 1, 2015
1.856011.115

Supplement to the

Fund	Class A	Class T	Class C	Institutional Class
Fidelity Advisor Income Replacement 2016 FundSM	FRJAX	FRJTX	FRJCX	FRJIX
Fidelity Advisor Income Replacement 2018 FundSM	FRKAX	FRKTX	FRKCX	FRKIX
Fidelity Advisor Income Replacement 2020 FundSM	FILAX	FILTX	FILCX	FILIX
Fidelity Advisor Income Replacement 2022 FundSM	FRAMX	FRTMX	FRCMX	FRIMX
Fidelity Advisor Income Replacement 2024 FundSM	FRNAX	FRNTX	FRNCX	FRNIX
Fidelity Advisor Income Replacement 2026 FundSM	FIOAX	FIOTX	FIOCX	FIOIX
Fidelity Advisor Income Replacement 2028 FundSM	FARPX	FTRPX	FCRPX	FRAPX
Fidelity Advisor Income Replacement 2030 FundSM	FRQAX	FRQTX	FRQCX	FRQIX
Fidelity Advisor Income Replacement 2032 FundSM	FIARX	FTIRX	FICRX	FIIRX
Fidelity Advisor Income Replacement 2034 FundSM	FARSX	FTRSX	FCRSX	FRASX
Fidelity Advisor Income Replacement 2036 FundSM	FURAX	FURTX	FURCX	FURIX
Fidelity Advisor Income Replacement 2038 FundSM	FARVX	FTRVX	FCRVX	FIIVX
Fidelity Advisor Income Replacement 2040 FundSM	FARWX	FTRWX	FCRWX	FIIWX
Fidelity Advisor Income Replacement 2042 FundSM	FARFX	FITTX	FCRFX	FIRFX

Fidelity Advisor Income Replacement 2016 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2016 FundSM; Fidelity Advisor Income Replacement 2018 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2018 FundSM; Fidelity Advisor Income Replacement 2020 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2020 FundSM; Fidelity Advisor Income Replacement 2022 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2022 FundSM; Fidelity Advisor Income Replacement 2024 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2024 FundSM; Fidelity Advisor Income Replacement 2026 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2026 FundSM; Fidelity Advisor Income Replacement 2028 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2028 FundSM; Fidelity Advisor Income Replacement 2030 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2030 FundSM; Fidelity Advisor Income Replacement 2032 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2032 FundSM; Fidelity Advisor Income Replacement 2034 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2034 FundSM; Fidelity Advisor Income Replacement 2036 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2036 FundSM; Fidelity Advisor Income Replacement 2038 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2038 FundSM; Fidelity Advisor Income Replacement 2040 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2040 FundSM; and Fidelity Advisor Income Replacement 2042 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

ARW-ARWIB-15-02  October 1, 2015
1.893759.109